UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/05

Check here if Amendment [  ] Amendment Number:
        This amendment (Check only one):    [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Great-West Life & Annuity Insurance Company
Address:          8515 East Orchard Road
                  Greenwood Village, Colorado 80111

Form 13F File Number:  28-10698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mary Maiers
Title:  Manager, Fund Administration
Phone:  (303) 737-4743

Signature, Place and Date of Signing:       /s/Mary Maiers

                                      Greenwood Village, Colorado       10-21-05


Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         28-06386          GW Capital Management, LLC






                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:     15

Form 13F Information Table Value Total:     236,578

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries].

NONE


               Great-West Life and Annuity Insurance Company, Inc
                                3rd Quarter 2005
                                    Form 13F

Date
9/30/2005

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Column 1                  Column 2                Column 3   Column 4   Column 5            Column 6   Column 7  Column 8
                                                                                                                  Voting
                                                              Value     Shrs or   SH/ Put/ Investment   Other    Authority
Name of Issuer            Title of Class          Cusip     (x$1,000)   Prn Amt  PRN  Call Discretion  Managers    Sole   Share None

AMR CORP                      COMMON STOCK        001765106      $97      8,634  SH            SOLE               8,634
CARRAMERICA REALTY CORP       COMMON STOCK        144418100     $151      4,200  SH            SOLE               4,200
DELTA AIR LINES INC           COMMON STOCK        247361108      $19     24,726  SH            SOLE              24,726
EL PASO CORP                  CONV/CALL/PUT NOTES 28336LAC3  $11,880 22,000,000  PRN           SOLE
ENTERPRISE PRODUCTS PARTNERS  COMMON STOCK        293792107     $138      5,500  SH            SOLE               5,500
GREAT PLAINS ENERGY INC       COMMON STOCK        391164100     $135      4,500  SH            SOLE               4,500
ISHARES GS $ INVESTOP         CORPORATE BOND FUND 464287242 $205,510  1,878,000  SH            SOLE           1,878,000
KINDER MORGAN ENERGY PARTNERS COMMON STOCK        494550106     $148      2,800  SH            SOLE               2,800
LACLEDE GROUP INC             COMMON STOCK        505597104     $101      3,100  SH            SOLE               3,100
LAIDLAW INTERNATIONAL INC     COMMON STOCK        50730R102   $4,233    175,126  SH            SOLE             175,126
MATTEL INC                    COMMON STOCK        577081102      $75      4,500  SH            SOLE               4,500
NABORS INDUSTRIES INC         ZERO CPN/CONV/CALL/ 629568AF3  $13,575 20,000,000  PRN           SOLE
                              PUT NOTES
TC PIPELINES LP               COMMON STOCK        87233Q108      $98      2,800  SH            SOLE               2,800
USA MOBILITY INC              COMMON STOCK        90341G103     $129      4,772  SH            SOLE               4,772
WASHINGTON GROUP INTL INC     COMMON STOCK        938862208     $289      5,357  SH            SOLE               5,357
   Securities Count:  15        Total in U.S. Currency      $236,578   44,124,015                              2,124,015

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